Subsequent Events - Additional information (Detail) shares in Thousands	6 Months Ended
	Jun. 30, 2023 shares	Mar. 29, 2023
Disclosure of non-adjusting events after reporting period [line items]
Share based compensation by share based award options granted during the period	14,282
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member] | Class B Common Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares conversion ratio for each share held in the previous company		1
Common Stock Shares Issued In Exchange Of Ordinary Shares Held In The Previous Company [Member] | Class A Common Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock shares conversion ratio for each share held in the previous company		1